Summary of Significant Accounting Policies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) item shares	Dec. 31, 2024 USD ($) shares	Jun. 30, 2026 USD ($) shares
Summary of Significant Accounting Policies
Accumulated deficit	$ (435,980,000)	$ (380,136,000)	$ (460,668,000)
Cash, cash equivalents and marketable securities	$ 41,800,000
Number of accredited financial institutions that are federally insured | item	2
Property and Equipment, Net
Impairment loss recognized	$ 0	$ 1,200,000
Preferred Stock
Preferred stock, shares outstanding | shares	0	0	0
Research and Development Costs, Including Clinical Trial Accruals and Acquired in Process Research and Development
Accrued clinical trial costs	$ 900,000
Income Taxes
Uncertain income tax benefits, interest or penalties	$ 0